Credit Facility and Long-Term Debt - Summary of Contractual Obligations Under Long-term Debts (Details) $ in Millions	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Less than 1 year	$ 0.0
1-3 years	300.0
3-5 years	0.0
More than 5 years	0.0
Total	$ 300.0